Deferred Taxes and Income Tax Expenses (Benefits) - Schedule of Deferred Taxes (Details) - Deferred Tax Asset [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Total deferred tax assets	¥ 858	¥ 890
Recognized through profit or loss	(22)	(32)
Total deferred tax assets	885	858
Addition (business combination)	49
Deferred tax liabilities:
Total deferred tax liabilities	505	151
Recognized through profit or loss	(6)	354
Total deferred tax liabilities	499	505
Addition (business combination)
Lease liabilities [Member]
Deferred tax assets:
Total deferred tax assets	522	107
Recognized through profit or loss		415
Total deferred tax assets		522
Tax losses carried forward [Member]
Deferred tax assets:
Total deferred tax assets	26	493
Recognized through profit or loss		(467)
Total deferred tax assets		26
Accrued enterprise tax [Member]
Deferred tax assets:
Total deferred tax assets	36
Recognized through profit or loss		36
Total deferred tax assets		36
Accrued bonuses [Member]
Deferred tax assets:
Total deferred tax assets	71
Recognized through profit or loss		71
Total deferred tax assets		71
Accrued expenses [Member]
Deferred tax assets:
Total deferred tax assets	98	58
Recognized through profit or loss		40
Total deferred tax assets		98
Accrued paid leaves [Member]
Deferred tax assets:
Total deferred tax assets	16	17
Recognized through profit or loss		(1)
Total deferred tax assets		16
Reversal for valuation gain of crypto assets held (non-current assets) [Member]
Deferred tax assets:
Total deferred tax assets		12
Recognized through profit or loss		(12)
Total deferred tax assets
Leasehold improvements [Member]
Deferred tax assets:
Total deferred tax assets	19	45
Recognized through profit or loss		(26)
Total deferred tax assets		19
Asset retirement obligation [Member]
Deferred tax assets:
Total deferred tax assets	37	69
Recognized through profit or loss		(32)
Total deferred tax assets		37
Deferred tax liabilities:
Total deferred tax liabilities	6	44
Recognized through profit or loss		(38)
Total deferred tax liabilities		6
Impairment loss of crypto assets held (non-current assets) [Member]
Deferred tax assets:
Total deferred tax assets		21
Recognized through profit or loss		(21)
Total deferred tax assets
Change in fair value of crypto assets held (non-current assets) [Member]
Deferred tax assets:
Total deferred tax assets		23
Recognized through profit or loss		(23)
Total deferred tax assets
Write-down for crypto assets held (current assets) [Member]
Deferred tax assets:
Total deferred tax assets		27
Recognized through profit or loss		(27)
Total deferred tax assets
Other [Member]
Deferred tax assets:
Total deferred tax assets	33	18
Recognized through profit or loss		15
Total deferred tax assets		33
Lease assets [Member]
Deferred tax liabilities:
Total deferred tax liabilities	499	107
Recognized through profit or loss		392
Total deferred tax liabilities		499
Lease liabilities [Member]
Deferred tax assets:
Total deferred tax assets	522
Recognized through profit or loss	(97)
Total deferred tax assets	425	522
Addition (business combination)
Tax losses carried forward [Member]
Deferred tax assets:
Total deferred tax assets	26
Recognized through profit or loss	(26)
Total deferred tax assets	49	26
Addition (business combination)	49
Accrued enterprise tax [Member]
Deferred tax assets:
Total deferred tax assets	36
Recognized through profit or loss	13
Total deferred tax assets	49	36
Addition (business combination)
Accrued bonuses [Member]
Deferred tax assets:
Total deferred tax assets	71
Recognized through profit or loss	27
Total deferred tax assets	98	71
Addition (business combination)
Accrued expenses [Member]
Deferred tax assets:
Total deferred tax assets	98
Recognized through profit or loss	(22)
Total deferred tax assets	76	98
Addition (business combination)
Accrued paid leaves [Member]
Deferred tax assets:
Total deferred tax assets	16
Recognized through profit or loss
Total deferred tax assets	16	16
Addition (business combination)
Leasehold improvements [Member]
Deferred tax assets:
Total deferred tax assets	19
Recognized through profit or loss	17
Total deferred tax assets	36	19
Addition (business combination)
Asset retirement obligations [Member]
Deferred tax assets:
Total deferred tax assets	37
Recognized through profit or loss	70
Total deferred tax assets	107	37
Addition (business combination)
Other [Member]
Deferred tax assets:
Total deferred tax assets	33
Recognized through profit or loss	(4)
Total deferred tax assets	29	33
Addition (business combination)
Lease assets [Member]
Deferred tax liabilities:
Total deferred tax liabilities	499
Recognized through profit or loss	(104)
Total deferred tax liabilities	395	499
Addition (business combination)
Asset retirement obligation [Member]
Deferred tax liabilities:
Total deferred tax liabilities	6
Recognized through profit or loss	98
Total deferred tax liabilities	104	¥ 6
Addition (business combination)